Vista Outdoor Inc. - 10-Q Goodwill and Intangible Assets (Schedule of Net Intangible Assets) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 674,502	$ 674,299	$ 681,006
Accumulated amortization	(259,407)	(246,966)	(198,433)
Total	415,095	427,333	482,573
Gross carrying amount	872,731	874,602	931,609
Total	613,324	627,636	733,176
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	872,731	874,602	931,609
Accumulated amortization	(259,407)	(246,966)	(198,433)
Total	613,324	627,636	733,176
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Non-amortizing trade names	198,229	200,303	250,603
Acquired Indefinite-lived Intangible Assets [Line Items]
Non-amortizing trade names	198,229	200,303	250,603
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	113,636	113,636	113,915
Accumulated amortization	(39,412)	(37,646)	(30,848)
Total	74,224	75,990	83,067
Acquired Indefinite-lived Intangible Assets [Line Items]
Accumulated amortization	(39,412)	(37,646)	(30,848)
Patented technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	37,867	37,604	36,854
Accumulated amortization	(20,029)	(19,252)	(16,313)
Total	17,838	18,352	20,541
Acquired Indefinite-lived Intangible Assets [Line Items]
Accumulated amortization	(20,029)	(19,252)	(16,313)
Customer relationships and other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	522,999	523,059	530,237
Accumulated amortization	(199,966)	(190,068)	(151,272)
Total	323,033	332,991	378,965
Acquired Indefinite-lived Intangible Assets [Line Items]
Accumulated amortization	$ (199,966)	$ (190,068)	$ (151,272)